ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Current portion:
Customer advances*	248,937	270,377	38,663
Salary and welfare payable	798,269	920,393	131,614
Purchase of property and equipment	348,284	270,867	38,733
Accrued expenses	116,015	97,407	13,929
Other tax and surcharges payable	181,444	170,595	24,395
Deferred government grants**	243,247	3,867	553
Purchase consideration payable***	569,050	118,415	16,933
Payables for acquisition of non-controlling interests ****	251,000	—	—
Finance lease liabilities*****	484,860	1,267,896	181,307
Individual income tax payable	64,508	22,097	3,160
Others	36,376	80,515	11,514
	3,341,990	3,222,429	460,801
Non-current portion:
Deferred government grants**	3,051	2,737	391
Finance lease liabilities*****	697,101	2,552,881	365,057
Unrecognized tax benefit	52,696	57,937	8,285
Others	37,423	32,340	4,626
	790,271	2,645,895	378,359
*

The amount represents contract liabilities for the rendering of services. The increase in customer advances as of December 31, 2025 is a result of the increase in consideration received from the Group’s customers.

**

The amount primarily represents government subsidies for the public cloud business in Chinese mainland. The decrease in the current portion of deferred government grants was mainly because several government subsidies fulfilled the conditions in 2025.

***

On August 25, 2023, the Company entered into supplementary agreements (the “Supplementary Agreements”) with the founder shareholders and certain non-founder selling shareholders of Camelot Technology, to adjust the settlement timing and method of the remaining outstanding purchase consideration. The outstanding balance as of December 31, 2025 in accordance with these Supplementary Agreements will be settled within one year.

****

In October 2022 and in November 2025, the Company acquired 9.50% and the remaining 7.77% of equity interests in Camelot Technology with the non-controlling shareholders, respectively. As of December 31, 2025, the purchase consideration related to the acquisition of non-controlling interests has been fully settled.

*****

The increase in finance lease liabilities was primarily due to the acquirement of electronic equipment, and data center machinery and equipment through finance lease arrangements during the period. The right-of-use assets under finance leases amounted to RMB3,582,878 (US$512,345) as of December 31, 2025, which were recorded in “Property and equipment, net”.